Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended	28 Months Ended	35 Months Ended	50 Months Ended	60 Months Ended	74 Months Ended	76 Months Ended	100 Months Ended	110 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000152570 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.07%					7.63%					10.95%
C000012094 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	49.48%					0.26%					1.71%
C000149539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	16.46%					12.97%					10.25%
C000154547 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	15.07%					10.91%					6.32%
C000157303 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	13.82%					12.32%					8.07%
C000099140 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	14.84%					6.90%					4.97%
C000061364 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	15.70%					12.77%					10.17%
C000133231 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	11.04%					14.68%					8.66%
C000148919 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	19.34%					(1.65%)				4.53%
C000140337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	13.59%					11.03%					6.46%
C000119715 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.65%					10.17%					6.31%
C000149147 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	16.16%					9.45%					7.64%
C000149148 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.50%					9.14%					6.99%
C000140338 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	9.94%					8.46%					5.94%
C000153270 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	16.40%					13.21%					9.44%
C000050168 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	14.32%					8.72%					6.23%
C000061363 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	14.02%					8.87%					5.93%
C000119716 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	14.30%					9.21%					6.32%
C000082529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	43.73%					22.53%					7.51%
C000236410 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(8.93%)			(2.52%)
C000154548 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	19.06%					10.17%					7.52%
C000157306 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	15.65%					13.80%					9.31%
C000210492 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	20.65%				10.53%
C000012200 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.51%					5.93%					5.80%
C000052896 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	14.80%					8.34%					6.25%
C000179059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	13.63%					10.54%			7.70%
C000156614 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	19.49%					15.80%					6.29%
C000240517 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	1.59%		(5.06%)
C000210493 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	9.03%					8.88%	12.72%
C000012081 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	11.92%					10.22%					6.05%
C000012201 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	18.42%					14.19%					5.77%
C000055846 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	16.27%					14.39%					11.24%
C000065072 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	18.57%					4.18%					5.52%
C000246989 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(0.53%)	(2.96%)
C000212225 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(13.72%)					(9.98%)	(1.52%)
C000205801 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	13.73%					3.85%		5.99%
MSCI All Country World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	15.87%		20.26%	15.74%	8.21%	12.79%	11.97%	11.45%			10.05%
S And P Developed ex US Broad Market Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed ex US Broad Market Index (Net)
Average Annual Return, Percent	14.03%					10.03%					6.33%
MSCI ACWI ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	14.73%					9.11%			7.01%		6.12%
MSCI Emerging Markets Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	17.18%					5.40%				7.41%	5.77%
S And P Global Broad Market Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Broad Market Index (Net)
Average Annual Return, Percent	15.04%					12.34%					9.63%
FTSE Emerging All Cap Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Emerging All Cap Index (Net)
Average Annual Return, Percent	16.34%					6.32%					6.02%
STOXX Global Total Market Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX Global Total Market Index (Net)
Average Annual Return, Percent	14.67%	15.55%
MSCI ACWI ex USA 100 Hedged to USD Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA 100% Hedged to USD Index (Net)
Average Annual Return, Percent	13.51%					12.35%					8.23%
MSCI ACWI Low Carbon Target Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Low Carbon Target Index (Net)
Average Annual Return, Percent	16.61%					12.79%					10.05%
STOXX International Equity Factor Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX International Equity Factor Index (Spliced)
Average Annual Return, Percent	15.58%					10.93%					6.43%
MSCI EAFE 100 Hedged to USD Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® 100% Hedged to USD Index (Net)
Average Annual Return, Percent	11.14%					14.76%					8.81%
MSCI China A Inclusion Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China A Inclusion Index (Spliced)
Average Annual Return, Percent	20.57%					(1.22%)				4.09%
MSCI EAFE Minimum Volatility Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Minimum Volatility Index (Net)
Average Annual Return, Percent	15.21%					6.90%					4.99%
MSCI World ex USA Momentum Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Momentum Index (Net)
Average Annual Return, Percent	16.83%					9.79%					7.92%
MSCI EAFE IMI Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE IMI Index (Net)
Average Annual Return, Percent	13.21%					10.07%					6.17%
MSCI Europe IMI Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe IMI (Net)
Average Annual Return, Percent	13.97%					10.85%					6.27%
STOXX Global Equity Factor Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX Global Equity Factor Index (Spliced)
Average Annual Return, Percent	16.06%					13.21%					9.53%
MSCI Pacific IMI Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Pacific IMI (Net)
Average Annual Return, Percent	10.75%					8.56%					5.96%
MSCI World ex USA Sector Neutral Quality Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Sector Neutral Quality Index (Net)
Average Annual Return, Percent	8.51%					9.37%					7.19%
Morningstar Global Digital Infrastructure And Connectivity Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Digital Infrastructure & Connectivity Index (Net)
Average Annual Return, Percent	21.41%				10.75%
MSCI EAFE Small Cap 100 Hedged to USD Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap 100% Hedged to USD Index (Net)
Average Annual Return, Percent	15.35%					13.92%					9.56%
STOXX International Small Cap Equity Factor Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX International Small-Cap Equity Factor Index (Spliced)
Average Annual Return, Percent	19.92%					10.42%					7.79%
Morningstar Exponential Technologies Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Exponential Technologies Index (Net)
Average Annual Return, Percent	12.67%					8.06%					11.30%
FTSE China 50 Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE China 50 Index (Net)
Average Annual Return, Percent	50.03%					1.06%					2.50%
NYSE FactSet Global Neuro Biopharma and MedTech Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE FactSet Global Neuro Biopharma and MedTech Index (Net)
Average Annual Return, Percent	(8.48%)			(2.30%)
MSCI ACWI ex USA IMI Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI (Net)
Average Annual Return, Percent	14.67%					9.18%					6.21%
MSCI Europe Financials Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Financials Index (Net)
Average Annual Return, Percent	44.76%					22.67%					7.64%
MSCI Europe Small Cap Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Small Cap Index (Net)
Average Annual Return, Percent	15.09%					8.85%					6.30%
STOXX Global Energy Storage and Materials Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX Global Energy Storage and Materials Index (Net)
Average Annual Return, Percent	0.26%	(2.38%)
NYSE FactSet Global Autonomous Driving and Electric Vehicle Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE FactSet Global Autonomous Driving and Electric Vehicle Index (Net)
Average Annual Return, Percent	13.66%					3.58%		5.79%
NYSE FactSet Global Genomics and Immuno Biopharma Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE FactSet Global Genomics and Immuno Biopharma Index (Net)
Average Annual Return, Percent	(13.25%)					(9.72%)	(1.33%)
MSCI Kokusai C000055846 Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Kokusai Index (Net)
Average Annual Return, Percent	16.31%					14.11%					10.98%
MSCI AC Asia ex Japan Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan Index (Net)
Average Annual Return, Percent	19.96%					5.23%					6.37%
MSCI EAFE Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent	12.77%					10.34%					6.14%
MSCI EAFE Value Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net)
Average Annual Return, Percent	18.98%					14.31%					5.90%
NYSE FactSet Global Cyber Security Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE FactSet Global Cyber Security Index (Net)
Average Annual Return, Percent	9.57%					8.95%	12.85%
Morningstar Global Emerging Green Technologies Select Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Emerging Green Technologies Select Index (Net)
Average Annual Return, Percent	2.28%		(4.48%)
MSCI World ex USA Enhanced Value Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Enhanced Value Index (Net)
Average Annual Return, Percent	19.83%					16.01%					6.40%
MSCI World ex USA Investable Market Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Investable Market Index (Net)
Average Annual Return, Percent	14.10%					10.41%			7.49%
MSCI EAFE Small Cap Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap Index (Net)
Average Annual Return, Percent	15.76%					8.54%					6.41%
MSCI EAFE Growth Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Growth Index (Net)
Average Annual Return, Percent	6.73%					6.31%					6.13%